Restructuring and Other Costs - Schedule of Reconciliation of Accruals and Charges (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring And Other Costs [Abstract]
Additional accruals and adjustments to accruals (see table above)									$ 15.5	$ 52.4	$ 75.3
Acquisition costs									38.2	27.1	8.9
Integration costs									22.0	41.2	59.8
Divestiture costs									0.3	9.8	0.5
Net property, plant and equipment									9.7	31.6	189.5
Severance and other employee costs									1.3	3.8	11.5
Equipment and inventory relocation costs									5.8	4.7	1.4
Facility carrying costs									4.2	6.1	19.5
Other costs									8.4	20.0
Restructuring and other costs	$ 40.3	$ 17.1	$ 31.7	$ 16.3	$ 38.0	$ 59.4	$ 18.3	$ 81.0	$ 105.4	$ 196.7	$ 366.4